Note 5 - Other Balance Sheet Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Prepaid and Other Current Assets [Table Text Block]

	December 31, 2018	June 30, 2019
Prepaid clinical trial expenses	$5	$435
Equity issuance costs	—	343
Prepaid insurance	—	670
Other prepaid expenses	5	174

Total prepaid and other current assets	$10	$1,622

Schedule of Accrued Liabilities [Table Text Block]

	December 31, 2018	June 30, 2019
Payroll and related expenses	$241	$508
Accrued term loan final payment	421	569
Accrued clinical trial expense	—	8
Professional fees and other costs	195	395

Total accrued liabilities	$857	$1,480

	As of December 31,
	2017	2018
Payroll and related expenses	$273	$241
Accrued term loan final payment	197	421
Accrued clinical trial expense	654	—
Professional fees and other costs	34	195
Total accrued liabilities	$1,158	$857